Segment and geographical information (Details 2) (USD $) In Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Sales classified by geographic destination:
Gross revenues	$ 16,741	$ 15,345	$ 14,496	$ 45,634	$ 31,274
Bulk Material
Sales classified by geographic destination:
Gross revenues	12,763	11,682	11,257	33,964	23,603
Bulk Material | America, except United States
Sales classified by geographic destination:
Gross revenues	331	298	207	876	525
Bulk Material | United States
Sales classified by geographic destination:
Gross revenues	46	5	39	56	43
Bulk Material | Europe
Sales classified by geographic destination:
Gross revenues	2,552	2,415	2,041	6,992	4,922
Bulk Material | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	452	361	434	1,250	1,031
Bulk Material | Japan
Sales classified by geographic destination:
Gross revenues	1,658	1,488	1,311	4,278	2,620
Bulk Material | China
Sales classified by geographic destination:
Gross revenues	5,612	4,680	4,965	13,950	9,567
Bulk Material | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	693	899	1,018	2,363	1,838
Bulk Material | Brazil
Sales classified by geographic destination:
Gross revenues	1,419	1,536	1,242	4,199	3,057
Base Metals
Sales classified by geographic destination:
Gross revenues	2,287	2,230	1,919	7,266	5,181
Base Metals | America, except United States
Sales classified by geographic destination:
Gross revenues	289	258	296	1,009	700
Base Metals | United States
Sales classified by geographic destination:
Gross revenues	403	400	158	1,272	437
Base Metals | Europe
Sales classified by geographic destination:
Gross revenues	553	601	448	1,727	1,269
Base Metals | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	34	55	39	107	129
Base Metals | Japan
Sales classified by geographic destination:
Gross revenues	277	299	360	951	950
Base Metals | China
Sales classified by geographic destination:
Gross revenues	271	325	193	927	543
Base Metals | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	440	290	330	1,135	963
Base Metals | Brazil
Sales classified by geographic destination:
Gross revenues	20	2	95	138	190
Fertilizers
Sales classified by geographic destination:
Gross revenues	1,037	867	802	2,691	1,077
Fertilizers | America, except United States
Sales classified by geographic destination:
Gross revenues	24	2	11	44	11
Fertilizers | United States
Sales classified by geographic destination:
Gross revenues		1		1
Fertilizers | Europe
Sales classified by geographic destination:
Gross revenues	48	41		108
Fertilizers | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues		8		16
Fertilizers | Brazil
Sales classified by geographic destination:
Gross revenues	965	815	791	2,522	1,066
Logistic
Sales classified by geographic destination:
Gross revenues	502	476	408	1,306	1,131
Logistic | Europe
Sales classified by geographic destination:
Gross revenues					11
Logistic | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues					6
Logistic | Brazil
Sales classified by geographic destination:
Gross revenues	502	476	408	1,306	1,114
Others
Sales classified by geographic destination:
Gross revenues	152	90	110	407	282
Others | America, except United States
Sales classified by geographic destination:
Gross revenues	13			13
Others | United States
Sales classified by geographic destination:
Gross revenues				2	15
Others | Europe
Sales classified by geographic destination:
Gross revenues	14	11	4	43	29
Others | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues				1
Others | Japan
Sales classified by geographic destination:
Gross revenues	2	2	3	6	8
Others | China
Sales classified by geographic destination:
Gross revenues	44			79	2
Others | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues		1		1	1
Others | Brazil
Sales classified by geographic destination:
Gross revenues	79	76	103	262	227
America, except United States
Sales classified by geographic destination:
Gross revenues	657	558	514	1,942	1,236
United States
Sales classified by geographic destination:
Gross revenues	449	406	197	1,331	495
Europe
Sales classified by geographic destination:
Gross revenues	3,167	3,068	2,493	8,870	6,231
Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	486	416	473	1,358	1,160
Japan
Sales classified by geographic destination:
Gross revenues	1,937	1,789	1,674	5,235	3,578
China
Sales classified by geographic destination:
Gross revenues	5,927	5,005	5,158	14,956	10,112
Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	1,133	1,198	1,348	3,515	2,808
Brazil
Sales classified by geographic destination:
Gross revenues	$ 2,985	$ 2,905	$ 2,639	$ 8,427	$ 5,654